Leases - Schedule of aggregate minimum annual rental payments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Operating Lease, Annual Payments, After Adopting 842
2021	$ 638.6
2022	576.0
2023	504.6
2024	430.2
2025	353.2
Thereafter	1,037.6
Total	$ 3,540.2